Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Apr. 29, 2016
Document Effective Date	Apr. 30, 2016
Prospectus Date	Apr. 30, 2016
Congress All Cap Opportunity Fund | Retail Class
Prospectus:
Trading Symbol	CACOX
Congress All Cap Opportunity Fund | Institutional Class
Prospectus:
Trading Symbol	IACOX
Congress Mid Cap Growth Fund | Retail Class
Prospectus:
Trading Symbol	CMIDX
Congress Mid Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	IMIDX
Congress Large Cap Growth Fund | Retail Class
Prospectus:
Trading Symbol	CAMLX
Congress Large Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	CMLIX